Note 4 - Securities Available for Sale - Summary of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities available for sale, amortized cost	$ 287,966	$ 146,312
Investment securities available for sale, gross unrealized gains	734	1,851
Investment securities available for sale, gross unrealized losses	(2,935)	(73)
Securities available for sale	285,765	148,090
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost	138,628	68,699
Investment securities available for sale, gross unrealized gains	550	1,313
Investment securities available for sale, gross unrealized losses	(1,367)	(3)
Securities available for sale	137,811	70,009
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Securities available for sale, amortized cost	108,599	31,025
Investment securities available for sale, gross unrealized gains	126	327
Investment securities available for sale, gross unrealized losses	(1,189)	0
Securities available for sale	107,536	31,352
Collateralized Mortgage Backed Securities [Member]
Securities available for sale, amortized cost	247,275	99,821
Investment securities available for sale, gross unrealized gains	678	1,646
Investment securities available for sale, gross unrealized losses	(2,556)	(3)
Securities available for sale	245,397	101,464
Collateralized Mortgage Backed Securities [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost	48
Investment securities available for sale, gross unrealized gains	2
Investment securities available for sale, gross unrealized losses	0
Securities available for sale	50
Other Marketable Securities [Member]
Securities available for sale, amortized cost	40,691	46,491
Investment securities available for sale, gross unrealized gains	56	205
Investment securities available for sale, gross unrealized losses	(379)	(70)
Securities available for sale	40,368	46,626
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Securities available for sale, amortized cost	39,991	45,029
Investment securities available for sale, gross unrealized gains	56	204
Investment securities available for sale, gross unrealized losses	(337)	0
Securities available for sale	39,710	45,233
Other Marketable Securities [Member] | Preferred Stock [Member]
Securities available for sale, amortized cost	700	700
Investment securities available for sale, gross unrealized gains	0	0
Investment securities available for sale, gross unrealized losses	(42)	(70)
Securities available for sale	$ 658	630
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Securities available for sale, amortized cost		725
Investment securities available for sale, gross unrealized gains		1
Investment securities available for sale, gross unrealized losses		0
Securities available for sale		726
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Securities available for sale, amortized cost		37
Investment securities available for sale, gross unrealized gains		0
Investment securities available for sale, gross unrealized losses		0
Securities available for sale		37
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Securities available for sale, amortized cost		97
Investment securities available for sale, gross unrealized gains		6
Investment securities available for sale, gross unrealized losses		0
Securities available for sale		$ 103